Previously Securitized Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Previously Securitized Loans [Abstract]
Number of securitization transactions	6
Proceeds from securitization transactions	$ 760
Fixed rate of junior-lien underlying mortgages	125.00%
Outstanding balance of securitized loans	7.8
Recognized interest income from previously securitized loans	$ 3.3	$ 3.1	$ 4.0